RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel compensation [Table Text Block]
For the year ended December 31
(In thousands of Canadian dollars)	2021	2020
Short-term employee salaries and benefits	$2,336	$2,727
Share-based compensation	5,068	2,572
Total compensation	$7,404	$5,299